Fair Value Measurements - Additional Information (Details)	Dec. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and marketable securities held in Trust Account	$ 690,306,930
Cash and Cash Equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and marketable securities held in Trust Account	12,220
US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and marketable securities held in Trust Account	$ 690,294,710